Filed under Rule 497(e) Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statutory Prospectus dated May 1, 2014

Effective immediately, for the following portfolio:

Small & Mid Cap Value Portfolio (the “Portfolio”). In the Portfolio Summary, in the Investment Adviser section, in regard to AllianceBernstein L.P. (“AllianceBernstein”) the information about the current portfolio manager Andrew Weiner is deleted in its entirety. Mr. James MacGregor will continue to manage the Portfolio.

In the Management section, under Information about the Subadvisers, under AllianceBernstein, the portfolio manager information for Mr. Weiner for the Portfolio is deleted in its entirety.

Please retain this supplement for future reference.

Dated: June 18, 2014

Version: Combined Master; and Class 1 & 3 Version C1

Filed under Rule 497(e) Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statement of Additional Information

Dated May 1, 2014

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to AllianceBernstein L.P. all reference to Andrew Weiner is deleted in its entirety.

Please retain this supplement for future reference.

Dated: June 18, 2014